Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 0		₨ 14,595	₨ 14,595
Other intangible assets	634,730		679,991	665,097
Intangible assets and goodwill	₨ 634,730	$ 8,373	₨ 694,586	₨ 679,692